Business Acquisitions - Summary of Fair Value of Options Using Inputs (Detail)		9 Months Ended	12 Months Ended
	Jan. 22, 2019 yr $ / shares	Sep. 30, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted		$ 4.01	$ 7	$ 8.93	$ 10.88
Risk free rate		2.43%	1.32%	0.36%	1.57%
Expected life | yr		6.5	6.2	5	3.9
Expected volatility		75.00%	75.00%	66.00%	54.00%
Expected dividends		0.00%
Flow Capital Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	1.90%
Expected life | yr	6
Expected volatility	80.00%
Expected dividends
Flow Capital Corp [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 90
Flow Capital Corp [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	30
Flow Capital Corp [Member] | Secured Loan Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 10.5
Risk free rate	1.90%
Expected life | yr	0.5
Expected volatility	60.00%
Expected dividends